Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 18,563	$ 18,521
Gross Unrealized Gains	31	19
Gross unrealized Losses	(263)	(227)
Fair Value	18,331	18,313
U.S. Government and agency obligations
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	12,610	10,612
Gross Unrealized Gains	7	0
Gross unrealized Losses	(162)	(142)
Fair Value	12,455	10,470
Mortgage-backed securities - residential
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	5,953	7,909
Gross Unrealized Gains	24	19
Gross unrealized Losses	(101)	(85)
Fair Value	$ 5,876	$ 7,843